                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment [_]; Amendment Number:
                                               -----------------------

This Amendment (Check only one.): [_] is a restatement.
                                  [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Endurance Wealth Management, Inc.
Address: 121 South Main St. 4th Floor
         Providence, RI 02903

Form 13F File Number: 28-
                         ---------------------

The institutional investment manager filing this report and the 'person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Thomas Gardner
Title:   Chief Financial Officer
Phone:   401-854-0993

Signature, Place, and Date of Signing:


       Thomas E. Gardner                    Providence, RI           02/01/2011
------------------------------------        --------------           ----------
         [Signature]                         [City, State]              (Date)

Report Type (Check only one.):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

[If there are no entries in this list, omit this section.]

Form 13F File Number                Name:
28-6868                     John Michael Costello
28-                         Peter J. Corsi, Jr.
28-                         Kenneth W. Thomae
28-                         Donald J. Clarke

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                     4
Form 13F Information Table Entry Total:              142
Form 13F Information Table Value Total:         $301,465
                                              -----------
                                              (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

 No.     Form 13F File Number          Name
         28-6868                       John Michael Costello
         28-                           Peter J. Corsi, Jr.
         28-                           Kenneth W. Thomae
         28-                           Donald  J. Clarke

Endurance Wealth Management, Inc.
FORM 13F

                                    31-Dec-10

                                                                                               Voting Authority
                                                                                               -----------------
                                Title of              Value     Shares/   Sh/  Put/  Invstmt   Other
Name of Issuer                    class     CUSIP    (x$1000)   Prn Amt   Prn  Call  Dscretn  Managers    Sole   Shared     None
-------------------------------  -------  ---------  --------  ---------  ---  ----  -------  --------  -------  ------  ---------
3M Co.                           COM      88579y101       369       4286   SH          Sole                                   4286
Adobe Systems Inc.               COM      00724F101      2298      74685   SH          Sole                                  74685
Aflac Inc.                       COM      001055102      3340      59194   SH          Sole                                  59194
Akamai Technologies, Inc.        COM      00971T101      8885     188853   SH          Sole                                 188853
Allied Irish Bank Adr            COM      019228402        40      46000   SH          Sole                                  46000
Ambase Corp                      COM      023164106         8      50000   SH          Sole                                  50000
Amer Intl Group Inc              COM      026874784       246       4281   SH          Sole                                   4281
America Movil SA de CV           COM      02364W105       258       4500   SH          Sole                                   4500
American Express Co              COM      025816109       660      15380   SH          Sole                                  15380
Anadarko Petroleum Corp          COM      032511107      4118      54079   SH          Sole                                  54079
Apple Inc.                       COM      037833100      3460      10729   SH          Sole          1       10              10719
Applied Materials Inc.           COM      038222105       252      18000   SH          Sole                                  18000
Automatic Data Processing        COM      053015103       514      11120   SH          Sole                                  11120
Avon Products                    COM      054303102      1517      52235   SH          Sole                                  52235
Baidu Inc.                       COM      056752108       365       3790   SH          Sole                                   3790
Bank New York Inc                COM      064058100       220       7297   SH          Sole                                   7297
Bank Of America Corp             COM      060505104      8341     625298   SH          Sole          1     1200             624098
Bank Rhode Island                COM      059690107      1333      45840   SH          Sole                                  45840
Bank of Nova Scotia Halifax      COM      064149107       251       4400   SH          Sole                                   4400
Berkshire Hathaway Inc. Cl B     COM      084670207       384       4803   SH          Sole                                   4803
CVS/Caremark Corp.               COM      126650100      3238      93129   SH          Sole                                  93129
Capital Propy Inc - A Shares     COM      140430109       113      11388   SH          Sole                                  11388
Chevron Corporation              COM      166764100      1435      15730   SH          Sole                                  15730
China Construction Bank          COM      Y1397N101         8      10000   SH          Sole                                  10000
Church & Dwight Co, Inc.         COM      171340102      2241      32476   SH          Sole                                  32476
Cisco Sys Inc                    COM      17275R102      5432     268550   SH          Sole                                 268550
Citigroup Inc                    COM      172967101      6525    1379704   SH          Sole       2, 3   123450            1256254
Coca Cola Co                     COM      191216100       501       7620   SH          Sole                                   7620
Colgate-Palmolive Co             COM      194162103      2826      35165   SH          Sole                                  35165
Comcast Corp Cl A                COM      20030N101      5388     245288   SH          Sole                                 245288
ConocoPhillips                   COM      20825c104       893      13123   SH          Sole                                  13123
Corning Inc                      COM      219350105       261      13513   SH          Sole                                  13513
Cummins Inc.                     COM      231021106      5531      50279   SH          Sole                                  50279
Danaher Corp.                    COM      235851102      3544      75135   SH          Sole                                  75135
Deere & Co                       COM      244199105      3337      40185   SH          Sole                                  40185
Devon Energy Corporation         COM      25179m103      4352      55440   SH          Sole                                  55440
Disney Walt Co Del               COM      254687106       285       7621   SH          Sole                                   7621
Dover Corp                       COM      260003108       530       9083   SH          Sole                                   9083
Dryships                         COM      Y2109Q101       444      81000   SH          Sole                                  81000
Eaton Vance Corp.                COM      278265103       347      11500   SH          Sole                                  11500
Ecolab Inc.                      COM      278865100      5018      99533   SH          Sole          1      200              99333
Emerson Electric Co              COM      291011104       201       3524   SH          Sole                                   3524
Emrise Corporation               COM      29246J200        27      31790   SH          Sole                                  31790
Exxon Mobil                      COM      30231g102      6953      95093   SH          Sole                                  95093
Financial Select Sector Spdr     COM      81369Y605       463      29050   SH          Sole                                  29050
Ford Motor                       COM      345370860      2255     134365   SH          Sole                                 134365
General Electric Co              COM      369604103      7850     429241   SH          Sole       1, 4     3950             428441
Gilead Sciences Inc.             COM      375558103       219       6059   SH          Sole                                   6059
Goldman Sachs Group Inc.         COM      38141G104      1239       7370   SH          Sole                                   7370
Graco Inc.                       COM      384109104       283       7175   SH          Sole                                   7175
H & R Block                      COM      093671105      2909     244275   SH          Sole                                 244275
Hanesbrands Inc.                 COM      410345102      4765     187606   SH          Sole          1     3200             184406
Home Depot Inc                   COM      437076102      5437     155101   SH          Sole                                 155101
Huntington Bancshares            COM      446150104      2786     405575   SH          Sole          1    13000             392575
IShares Tr MSCI Emerging Marke   COM      464287234      6316     132588   SH          Sole          1      330             132258
Independent Bank Corp Ma         COM      453836108      4478     165560   SH          Sole                                 165560
Intel Corp                       COM      458140100      2150     102243   SH          Sole                                 102243
Intl Business Mach               COM      459200101      1025       6987   SH          Sole                                   6987
J P Morgan Chase & Co            COM      46625H100      4458     105106   SH          Sole                                 105106
Jacobs Engr Group Inc            COM      469814107      5459     119076   SH          Sole          1      500             118576

Johnson & Johnson                COM      478160104      4874      78816   SH          Sole                                  78816
Kimberly Clark Corp              COM      494368103      3844      60979   SH          Sole                                  60979
LSI Corporation                  COM      502161102        89      15000   SH          Sole                                  15000
Long Distance Int'l Inc.         COM      542904107         0     135000   SH          Sole                                 135000
Maxim Integrated Products        COM      57772K101      3717     157403   SH          Sole                                 157403
McDonalds Corp                   COM      580135101       245       3194   SH          Sole                                   3194
Medtronic Inc                    COM      585055106       521      14070   SH          Sole                                  14070
Merck & Co Inc                   COM      58933Y105       991      27498   SH          Sole                                  27498
Mettler-Toledo Int'l             COM      592688105      6619      43779   SH          Sole                                  43779
Microsoft Corp                   COM      594918104      1796      64383   SH          Sole                                  64383
Monsanto Company                 COM      61166W101      1112      15975   SH          Sole                                  15975
Morgan Stanley Group Inc         COM      617446448      3792     139390   SH          Sole                                 139390
Mrv Communications               COM      553477100       313     175000   SH          Sole                                 175000
Nextera Energy Inc.              COM      302571104      3588      69025   SH          Sole                                  69025
Occidental Petroleum Corp        COM      674599105      5088      51869   SH          Sole                                  51869
Oracle Corporation               COM      68389X105      7681     245413   SH          Sole                                 245413
PPG Industries                   COM      693506107       396       4717   SH          Sole                                   4717
Paid Inc.                        COM      69561N204         3      15000   SH          Sole                                  15000
Pepsico Inc                      COM      713448108      3857      59050   SH          Sole                                  59050
Pfizer Inc                       COM      717081103      4092     233699   SH          Sole                                 233699
Powershares DB Multisector       COM      73936B705       359      14700   SH          Sole                                  14700
Powershares QQQ Trust            COM      73935A104       840      15435   SH          Sole          1     2900              12535
Procter & Gamble Co              COM      742718109      2766      43011   SH          Sole                                  43011
Qualcomm Inc                     COM      747525103     25538     516026   SH          Sole          1     8252             507774
Royal Dutch Shell                COM      780259206      1150      17228   SH          Sole                                  17228
S&P Depository Receipts Spdr     COM      78462F103       403       3207   SH          Sole          1      982               2225
Sara Lee Corp                    COM      803111103      1187      67800   SH          Sole                                  67800
Schlumberger Limited             COM      806857108      4899      58677   SH          Sole                                  58677
Southern Co                      COM      842587107       374       9800   SH          Sole                                   9800
Southern Union Corp.             COM      844030106      1488      61850   SH          Sole                                  61850
Staples Inc                      COM      855030102       246      10825   SH          Sole                                  10825
State Street Corp                COM      857477103       785      16942   SH          Sole                                  16942
Sun Hydraulics Inc.              COM      866942105       265       7032   SH          Sole                                   7032
Suncor Energy Inc.               COM      867224107      1156      30214   SH          Sole                                  30214
TJX Companies, Inc.              COM      872540109       944      21275   SH          Sole                                  21275
Target Corp.                     COM      87612e106       749      12470   SH          Sole                                  12470
Teva Pharmaceutical Industries   COM      881624209      4837      92797   SH          Sole                                  92797
Thermo Fisher Scientific Inc.    COM      883556102      3281      59267   SH          Sole                                  59267
Timken Co.                       COM      887389104       288       6038   SH          Sole                                   6038
Toll Brothers Inc.               COM      889478103       548      28850   SH          Sole                                  28850
Travelers Cos                    COM      89417E109      2523      45303   SH          Sole                                  45303
Universal Health Rlty Income T   COM      91359E105       503      13775   SH          Sole                                  13775
Verizon Communications           COM      92343V104       218       6116   SH          Sole                                   6116
Walgreen Company                 COM      931422109       996      25578   SH          Sole                                  25578
Wash Tr Bancorp Inc              COM      940610108      1644      75152   SH          Sole          1     2000              73152
Weatherford Int'l                COM      H27013103      3055     134025   SH          Sole       1, 4     1300             133025
Wells Fargo & Co New             COM      949746101      1645      53085   SH          Sole                                  53085
Windstream  Corp.                COM      97381W104       403      28959   SH          Sole                                  28959
iShares MSCI EAFE Index          COM      464287465      4278      73493   SH          Sole                                  73493
iShares MSCI Pacific ex-Japan    COM      464286665      1044      22235   SH          Sole                                  22235
streetTracks Gold Shares         COM      863307104       307       2220   SH          Sole                                   2220
AllianceBernstein                         01881G106       247      10625   SH          Sole                                  10625
Enbridge Energy Partnershp LP             29250R106       729      11695   SH          Sole                                  11695
Enterprise Products Pptns LP              293792107       374       8994   SH          Sole                                   8994
Kinder Morgan Energypartners L            494550106      8434     120045   SH          Sole          1     1000             119045
Magellan Midstream Partners LP            559080106      1856      32860   SH          Sole                                  32860
Plains All Amer. Pipeline                 726503105      3465      55190   SH          Sole                                  55190
AllianceBernstein Int'l Value             018913103       738  54065.046   SH          Sole                              54065.046
American Century Mid Cap Value            025076654       590   46940.21   SH          Sole                               46940.21
American New Perspective                  648018109       378  13210.849   SH          Sole                              13210.849
Artisan Mid Cap                           041314H30       536  15952.981   SH          Sole                              15952.981
Artisan Mid Cap Value                     04314H709       453  22565.393   SH          Sole                              22565.393
Columbia Small Cap Fd Cl Z                19764W584       606  38173.327   SH          Sole                              38173.327
Davis NY Venture Cl A                     239080104       837  24380.206   SH          Sole                              24380.206
Diamond Hill Large Cap Fd CL I            25264S841       948  64015.152   SH          Sole                              64015.152
Dodge & Cox Int'l Stock Fund              256206103       201   5647.787   SH          Sole                               5647.787
Europacific Growth                        298706102       838  20263.839   SH          Sole                              20263.839
Fairholme Fund                            304871106      1631  45859.515   SH          Sole          1    90.23          45769.285
Growth Fund of America Cl A               399874106      1130  37126.398   SH          Sole                              37126.398
Hartford Short Duration CL A              416646198       561  57205.642   SH          Sole                              57205.642

Heartland Value Plus                      422352500       437  14682.407   SH          Sole                              14682.407
Hussman Strategic Total Ret               448108209       121  10040.409   SH          Sole                              10040.409
Loomis Sayles Strategic Inc. C            543487284       806  54522.732   SH          Sole                              54522.732
Masters' Select International             576417208       216  14364.944   SH          Sole                              14364.944
Matthews India Fund                       577130859       310  14451.076   SH          Sole                              14451.076
Mutual Shares Cl Z                        628380107       223  10759.458   SH          Sole                              10759.458
Permanent Portfolio Family of             714199106       721  15745.726   SH          Sole          4   64.616          15745.726
Spartan US Eqty Index                     315911206       973 21890.3138   SH          Sole                              21890.314
Van Kampen International Growt            92114U772      1426  65774.875   SH          Sole                              65774.875
Vanguard Index Tr 500                     922908108       403   3483.254   SH          Sole                               3483.254
Wells Fargo Sm/Mid Cap Value              949915268       434  27651.096   SH          Sole                              27651.096
Deutsche Telekom AG                       251566105      1052      81557   SH          Sole                                  81557
REPORT SUMMARY                     142 DATA RECORDS    301465                     0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED

Do not save this screen as a text file. This report automatically creates the text file inftable.txt, which meets all SEC filing requirements. For details on the location of this text file, see your 705 Report documentation